Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits	$ 0		$ 0
Unrecognized tax benefits, accrued interest and penalties	$ 0		$ 0
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			$ 53,904
Net operating loss carryforward			52,952
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			$ 35,976
Operating loss carryforwards expiration period			2039
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			$ 4,303